Maturity of lease liabilities under the Company’s non-cancellable operating leases as of December 31, 2021, are as follows: (Details) - Turnongreen Inc [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021
2022	$ 325,000	$ 96,000
2023	682,000	109,000
2024	693,000	102,000
Total lease payments	2,359,000	307,000
Less interest	(299,000)	(43,000)
Present value of lease liabilities	$ 2,060,000	$ 264,000